Note 19 - Preferred Stock and Warrants (Details Textual)										3 Months Ended		12 Months Ended
	Mar. 26, 2018 USD ($) $ / shares shares	Apr. 27, 2017 shares	Jan. 19, 2016 $ / shares shares	May 14, 2015 shares	Feb. 23, 2015 USD ($) $ / shares shares	Feb. 23, 2015 USD ($) $ / shares shares	Jul. 08, 2013 USD ($) $ / shares shares	Feb. 19, 2013 USD ($) $ / shares shares	Nov. 10, 2011 USD ($) $ / shares shares	Jun. 30, 2018 USD ($) $ / shares shares	Jun. 24, 2017 USD ($)	Mar. 31, 2018 USD ($) $ / shares shares		Mar. 25, 2017 USD ($) shares	Mar. 25, 2018 $ / shares	Feb. 16, 2015 $ / shares shares
Payments of Stock Issuance Costs												$ 102,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares			$ 1.15
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right | shares			0.75
Beneficial Conversion Feature Upon Issuance of Preferred Shares
Fair Value of Warrants Issued as Issuance Costs for Preferred Stock												54,000
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs												$ 102,000
Proceeds from Warrant Exercises										$ 15,000
Warrant Term			5 years
Alara Capital AVI II, LLC [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares							1,017,405
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares							$ 1.43
Class of Warrant Or Right Exercised in Period				14,587
Shares Issued Upon Cashless Warrant Exercise | shares				7,216
PFG Loan [Member]
Stock Issued During Period, Shares, New Issues | shares		190,000
Debt Instrument, Amount of Indebtedness Restructured	$ 1,700,000
Series E Preferred Stock Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights, Percentage of Common Shares Into Which the Preferred Shares Can Be Converted	5.00%
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares	223,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 0.25
The 2016 Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares			2,787,872
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 0.25		$ 1.15
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right | shares			0.75
Class of Warrant or Right, Exercise Price of Warrants or Rights, Alternative Price for Certain Investors | $ / shares			$ 0.25
Class of Warrant or Right, Exercise Price Reduction, Number | shares	1,759,268
Placement Agent Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 0.25														$ 1.15
Class of Warrant or Right, Exercise Price Reduction, Number | shares	292,727
New Warrant [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares							511,186
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares							$ 1.43
Series E Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues | shares	43,800									8,800
Preferred Stock, Dividend Rate, Percentage	6.00%
Issuance of Stock, Number of Investors	15
Shares Issued, Price Per Share | $ / shares	$ 25									$ 25
Proceeds from Issuance of Preferred Stock and Preference Stock	$ 1,095,000
Proceeds from Issuance of Preferred Stock and Preference Stock, Net of Issuance Costs	$ 1,000,000
Stock Issued During Period, Placement Agent Fees, Percentage of Gross Proceeds	5.00%
Payments of Stock Issuance Costs	$ 57,000
Convertible Preferred Stock, Conversion Price Per Share | $ / shares	$ 0.25
Convertible Preferred Stock, Shares Issued upon Conversion | shares	100
Convertible Preferred Stock, Common Shares That Would Be Issued If All Preferred Shares Were Converted | shares	4,380,000											4,380,000
Convertible Preferred Stock, Common Shares That Would Be Issued If All Preferred Shares Were Converted, Percentage of Pro Forma Common Stock	31.00%											31.00%
Convertible Preferred Stock, Common Shares That Would Be Issued If All Preferred Shares Were Converted, Percentage of Pro Forma Common Stock If All Classes of Convertible Preferred Stock Were Converted	27.00%											27.00%
Convertible Preferred Stock, Common Shares That Would Be Issued If All Preferred Shares Were Converted, Percentage of Pro Forma Common Stock If All Convertible Preferred Stock Were Converted and All Warrants Exercised	22.00%											22.00%
Preferred Stock, Redemption Price Percentage	300.00%											300.00%
Preferred Stock, Redemption Price Per Share | $ / shares	$ 75											$ 75
Preferred Stock, Liquidation Preference, Percentage	150.00%
Preferred Stock, Liquidation Preference Per Share | $ / shares	$ 37.50
Convertible Preferred Stock, Termination of Right to Approve Parity Securities, Threshold Shares | shares	22,300
Convertible Preferred Stock, Termination of Right to Approve Parity Securities, Threshold Percentage	50.00%
Convertible Preferred Stock, Termination of Right to Approve Parity Securities, Threshold Closing Price | $ / shares	$ 0.75
Convertible Preferred Stock, Termination of Right to Approve Parity Securities, Threshold Trading Volume | shares	100,000
Preferred Stock, Investor Rights Agreement, Period During Which Payment-in-kind Dividends May Potentially Be Received	2 years
Preferred Stock, Investor Rights Agreement, Ability to Issue Additional Debt Other Than Trade Debt and Commercial Bank Working Capital Debt, Required Percentage of Approval By Holders	66.60%
Issuance of Preferred Stock, Amount Deducted from Gross Proceeds Attributable to the Re-pricing of Warrants	$ 203,000
Beneficial Conversion Feature Upon Issuance of Preferred Shares	557,000
Fair Value of Warrants Issued as Issuance Costs for Preferred Stock	53,000
Preferred Stock, Shares Issued, Total | shares										53,400		43,800	[1]
Preferred Stock, Value, Issued, Ending Balance										$ 907,000		$ 702,000	[2]	$ 0
Proceeds from Issuance of Convertible Preferred Stock	1,095,000									$ 220,000
Series E Preferred Stock [Member] | The 2016 Warrants [Member]
Class of Warrant or Right, Alternative Exercise Price, Criteria, Amount of Preferred Stock Purchased	$ 200,000
Class of Warrant or Right, Alternative Exercise Price, Criteria, Percentage of Preferred Stock Purchased	50.00%
Series B Preferred Stock [Member]
Proceeds from Issuance of Preferred Stock, Preference Stock, and Warrants, Total									$ 2,199,000
Preferred Stock, Shares Issued, Total | shares									9,997			9,997		9,997
Sale of Stock, Price Per Share | $ / shares									$ 220
Preferred Stock, Value, Issued, Ending Balance												$ 2,000,000
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs												$ 202,000
Series C Preferred Stock [Member]
Proceeds from Issuance of Preferred Stock and Preference Stock								$ 500,000
Preferred Stock, Shares Issued, Total | shares								3,424.65				3,424.65		3,424.65
Sale of Stock, Price Per Share | $ / shares								$ 146
Preferred Stock, Value, Issued, Ending Balance								$ 457,000
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs								$ 43,000
Series D Preferred Stock [Member]
Preferred Stock, Shares Issued, Total | shares							5,111.86					5,111.86		5,111.86
Proceeds from Issuance of Convertible Preferred Stock							$ 858,000
Series D Preferred Stock [Member] | SPA [Member]
Payments of Stock Issuance Costs							41,000
Debt Instrument, Convertible, Beneficial Conversion Feature							238,000
Series D Preferred Stock [Member] | SPA [Member] | Unallocated [Member]
Proceeds from Issuance of Convertible Preferred Stock							817,000
Series D Preferred Stock [Member] | SPA [Member] | Allocated [Member]
Proceeds from Issuance of Convertible Preferred Stock							498,000
Proceeds from Issuance of Common Stock							$ 360,000
Debt Instrument, Convertible, Conversion Price | $ / shares							$ 0.97
Series B, C, and D Preferred Stock [Member]
Convertible Preferred Stock, Shares Issued upon Conversion | shares												100
Preferred Stock, Shares Issued, Total | shares										18,533.51		18,533.51	[1]	18,533.51
Preferred Stock, Value, Issued, Ending Balance										$ 2,911,000		$ 2,911,000	[2]	$ 2,911,000
Series C and D Warrants [Member] | Alara Capital AVI II, LLC [Member]
Payments of Stock Issuance Costs						$ 42,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares					1,002,818	1,002,818
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares					$ 1.43	$ 1.43
Proceeds from Warrant Exercises						$ 1,434,000
New Warrant [Member] | Alara Capital AVI II, LLC [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares					194,437	194,437										898,634
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares					$ 1.76	$ 1.76										$ 1.78
Number of Warrants Sold | shares					2	2
Warrant Purchase Price					$ 137,000
Warrant Purchase Price Per Share | $ / shares					$ 0.125
Warrant Term						5 years
Additional Warrant [Member] | Alara Capital AVI II, LLC [Member]
Class of Warrant or Right, Outstanding | shares					14,587	14,587

[1]	Derived from the audited consolidated financial statements as of and for the fiscal year ended March 31, 2018.
[2]	Derived from the audited consolidated financial statements as of and for the fiscal year ended March 31, 2018.